ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Asset Retirement Obligations [Table Text Block]
	December 31,	December 31,	December 31,
	2016	2015	2014

Balance, beginning of year	$145,029	$96,395	$203,395
Change in obligation	70,971	48,634	(123,000)
Accretion expense	—	—	16,000
Balance, end of year	$216,000	$145,029	$96,395